Acquisitions - Finite-Lived And Indefinite-Lived Intangible Assets Acquired (Details) - Revelyst Business - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2021	Mar. 31, 2024	Aug. 05, 2022
Business Acquisition [Line Items]
Weighted average useful life (in years)		11 years 6 months
Fox Racing | Trade names
Business Acquisition [Line Items]
Indefinite-lived intangible assets			$ 106,200
Fox Racing | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets			$ 149,000
Foresight Sports | Trade names
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 42,500
Weighted average useful life (in years)	20 years
Foresight Sports | Patented technology
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 19,900
Foresight Sports | Patented technology | Minimum
Business Acquisition [Line Items]
Weighted average useful life (in years)	5 years
Foresight Sports | Patented technology | Maximum
Business Acquisition [Line Items]
Weighted average useful life (in years)	10 years
Foresight Sports | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 69,100
Foresight Sports | Customer relationships | Minimum
Business Acquisition [Line Items]
Weighted average useful life (in years)	5 years
Foresight Sports | Customer relationships | Maximum
Business Acquisition [Line Items]
Weighted average useful life (in years)	15 years